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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05769

Invesco High Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco High Income Trust II
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	VK-CE-HINC2-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2015

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–126.34% (b)

Aerospace & Defense–4.03%

Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/21	$1,012,000	$1,089,165
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/18(c)	630,000	664,650
7.50%, 03/15/25(c)	480,000	460,200
7.75%, 03/15/20(c)	682,000	705,018
Unsec. Notes, 5.50%, 09/15/18(c)	200,000	199,250
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(c)	439,000	441,195
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(c)	525,000	546,000
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	590,000	592,950
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 05/15/25(c)	878,000	903,242
		5,601,670

Agricultural & Farm Machinery–0.47%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/20	708,000	657,555

Agricultural Products–0.26%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	361,000	365,061

Airlines–0.79%

Air Canada (Canada), Sec. Gtd. Second Lien Notes, 8.75%, 04/01/20(c)	212,000	235,087
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(c)	700,000	756,210
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Third Lien Pass Through Ctfs., 6.82%, 01/30/19	98,655	99,148
		1,090,445

Alternative Carriers–2.66%

EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/20	350,000	367,062
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	604,000	631,180
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	1,262,000	1,293,550

	Principal Amount	Value

Alternative Carriers–(continued)

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/22	$1,365,000	$1,399,125
		3,690,917

Apparel Retail–2.05%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/21(c)	1,413,000	1,522,507
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(c)	1,054,000	1,123,828
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(c)	187,000	200,791
		2,847,126

Apparel, Accessories & Luxury Goods–0.23%

William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	301,000	313,416

Application Software–0.33%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(c)	457,000	463,855

Asset Management & Custody Banks–1.08%

Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/17(d)	825,000	837,375
DJO Finance LLC/Corp., Sec. Second Lien Notes, 8.13%, 06/15/21(c)	643,000	665,505
		1,502,880

Auto Parts & Equipment–2.53%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(c)	684,000	731,025
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	344,000	359,910
5.50%, 12/15/24	199,000	203,975
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 5.63%, 05/31/20(c)	310,000	321,625
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. First Lien Notes, 7.75%, 10/15/21(c)	1,269,000	1,272,172

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Auto Parts & Equipment–(continued)

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	$590,000	$619,500
		3,508,207

Automobile Manufacturers–0.35%

Fiat Chrysler Automobiles N.V. (United Kingdom), Sr. Unsec. Notes, 5.25%, 04/15/23(c)	291,000	294,637
General Motors Co., Sr. Unsec. Global Notes, 4.88%, 10/02/23	180,000	192,713
		487,350

Automotive Retail–0.21%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	289,000	296,586

Broadcasting–2.26%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	398,000	423,373
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 09/15/22	374,000	353,430
Sr. Sec. Gtd. First Lien Notes, 10.63%, 03/15/23(c)	435,000	436,631
Sr. Unsec. Global Notes, 10.00%, 01/15/18	401,000	348,870
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	518,000	538,720
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(c)	1,020,000	1,040,400
		3,141,424

Building Products–3.98%

Builders FirstSource Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/21(c)	1,438,000	1,515,292
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(c)	891,000	967,849
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	942,000	977,325
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/21(c)	245,000	239,181
Masonite International Corp., Sr. Unsec. Gtd. Notes, 5.63%, 03/15/23(c)	81,000	84,139
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(c)	180,000	192,150
Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/20(c)	537,000	539,846

	Principal Amount	Value

Building Products–(continued)

Norbord Inc. (Canada), Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/23(c)	$400,000	$407,635
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	450,000	489,938
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(c)	103,000	110,854
		5,524,209

Cable & Satellite–7.10%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/22	360,000	369,450
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/23(c)	2,035,000	2,060,437
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	1,131,000	1,163,516
5.88%, 11/15/24	845,000	849,225
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	249,000	280,748
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/23	1,045,000	966,625
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	460,000	417,450
8.13%, 06/01/23	670,000	597,975
Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/22(c)	1,920,000	1,942,810
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Bonds, 5.00%, 01/15/25(c)	575,000	570,745
VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(c)	620,000	648,287
		9,867,268

Casinos & Gaming–1.74%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	992,000	1,083,760
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 03/15/21(c)	222,000	229,215
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	525,000	567,000
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/23	165,000	171,600
7.75%, 03/15/22	327,000	371,145
		2,422,720

Coal & Consumable Fuels–0.92%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/22	1,355,000	1,277,088

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Commercial Printing–0.55%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(c)	$736,000	$768,200

Communications Equipment–0.80%

Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/19(c)	1,077,000	1,116,041

Computer & Electronics Retail–0.57%

Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	899,000	795,615

Construction & Engineering–1.26%

AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(c)	840,000	870,965
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	825,000	876,563
		1,747,528

Construction Machinery & Heavy Trucks–4.55%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(c)	1,127,000	1,203,072
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/19	1,550,000	1,623,625
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	305,000	312,625
6.75%, 06/15/21	528,000	551,100
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	1,265,000	1,271,325
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	1,090,000	1,144,500
Sr. Unsec. Gtd. Notes, 5.38%, 03/01/25(c)	204,000	212,160
		6,318,407

Construction Materials–1.60%

Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(c)	1,080,000	1,090,125
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/19(c)	750,000	777,187
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(c)	175,000	184,188
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Notes, 5.88%, 04/01/23(c)	164,000	169,535
		2,221,035

	Principal Amount	Value

Consumer Finance–1.86%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/25	$1,204,000	$1,185,940
5.13%, 09/30/24	206,000	211,150
Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	178,000	209,595
8.00%, 03/15/20	458,000	544,447
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/23(c)	423,000	439,920
		2,591,052

Data Processing & Outsourced Services–1.42%

First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	1,718,000	1,967,110

Diversified Chemicals–0.22%

Evolution Escrow Issuer LLC, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/22(c)	299,000	299,000

Diversified Metals & Mining–1.25%

Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24(c)	401,000	406,012
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(c)	745,000	580,169
8.25%, 11/01/19(c)	816,000	748,680
		1,734,861

Electrical Components & Equipment–1.21%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/23(c)	917,000	934,194
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(c)	320,000	328,000
5.00%, 10/01/25(c)	415,000	419,930
		1,682,124

Environmental & Facilities Services–0.27%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	350,000	371,000

Forest Products–0.01%

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. First Lien Global PIK Notes, 6.00%, 01/30/20(d)(e)	8,627	7,937
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(c)(e)(f)	60,000	300
		8,237

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Gas Utilities–1.02%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	$731,000	$747,447
6.75%, 01/15/22	128,000	131,520
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	513,000	532,238
		1,411,205

General Merchandise Stores–1.31%

Family Tree Escrow LLC, Sr. Sec. Notes, 5.75%, 03/01/23(c)	1,720,000	1,818,900

Health Care Equipment–0.31%

Sterigenics-Nordion Holdings, LLC, Sr. Unsec. Notes, 6.50%, 05/15/23(c)	243,000	244,823
Universal Hospital Services Inc., Sec. Gtd. Second Lien Global Notes, 7.63%, 08/15/20	194,000	181,390
		426,213

Health Care Facilities–6.16%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 5.63%, 02/15/23(c)	308,000	316,470
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	823,260	883,975
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	610,000	667,950
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/22	1,372,000	1,536,211
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/25	348,000	371,055
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	283,000	332,525
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	1,879,000	1,944,765
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(c)	860,000	880,425
Tenet Healthcare Corp., Sr. Sec. Gtd. First Lien Global Notes, 6.00%, 10/01/20	544,000	586,160
Sr. Unsec. Global Notes, 6.75%, 02/01/20	785,000	824,250
8.13%, 04/01/22	191,000	210,578
		8,554,364

Health Care Services–1.54%

ExamWorks Group, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 04/15/23	316,000	326,270
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(c)	1,333,000	1,419,645

	Principal Amount	Value

Health Care Services–(continued)

Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	$360,000	$399,150
		2,145,065

Home Improvement Retail–1.08%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(c)	1,518,000	1,495,230

Homebuilding–5.29%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(c)	1,732,000	1,632,410
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/19	240,000	232,800
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	1,303,000	1,317,659
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/20(c)	281,000	296,806
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(c)	720,000	681,300
8.00%, 11/01/19(c)	1,000,000	952,500
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	249,000	260,516
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/20	300,000	325,125
Sr. Unsec. Gtd. Notes, 6.00%, 06/01/25(c)	338,000	343,070
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	852,000	867,975
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/23(c)	434,000	441,053
		7,351,214

Hotels, Resorts & Cruise Lines–0.26%

Interval Acquisition Corp., Sr. Unsec. Gtd. Notes, 5.63%, 04/15/23(c)	350,000	356,563

Household Products–1.72%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/20	887,000	930,241
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	1,381,000	1,460,408
		2,390,649

Independent Power Producers & Energy Traders–2.18%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	594,000	670,477
Sr. Unsec. Notes, 5.50%, 04/15/25	345,000	344,138

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Independent Power Producers & Energy Traders–(continued)

Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/24(c)	$88,000	$94,710
Sr. Unsec. Global Notes, 5.38%, 01/15/23	1,021,000	1,031,210
5.50%, 02/01/24	432,000	434,700
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 07/15/22	298,000	313,645
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/19	134,479	140,936
		3,029,816

Industrial Conglomerates–0.73%

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(c)	560,000	569,100
7.50%, 02/15/19(c)	435,000	442,069
		1,011,169

Industrial Machinery–1.19%

Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/21(c)	642,000	666,878
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(c)	940,000	985,825
		1,652,703

Integrated Oil & Gas–1.04%

California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	1,512,000	1,440,180

Integrated Telecommunication Services–0.83%

Communications Sales & Leasing, Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 04/15/23(c)	82,000	82,615
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(c)	1,022,000	1,063,902
		1,146,517

Internet Retail–0.35%

Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/24	459,000	484,245

Internet Software & Services–1.13%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	932,000	983,260
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	562,000	585,885
		1,569,145

	Principal Amount	Value

Marine–1.16%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/21(c)	$1,584,000	$1,615,680

Metal & Glass Containers–1.03%

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	863,000	889,969
Coveris Holdings S.A., Sr. Unsec. Gtd. Notes, 7.88%, 11/01/19(c)	303,000	311,711
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/22(c)	230,000	235,175
		1,436,855

Movies & Entertainment–0.62%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	290,000	303,775
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(c)	550,000	552,063
		855,838

Oil & Gas Drilling–0.34%

Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	582,000	475,785

Oil & Gas Equipment & Services–1.16%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	492,000	491,385
Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	794,000	778,120
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	538,000	348,355
		1,617,860

Oil & Gas Exploration & Production–8.60%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	233,000	235,913
6.00%, 12/01/20	597,000	614,910
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	439,000	408,270
Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/23	1,031,000	1,061,930
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20	327,000	348,255
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	344,000	280,360
9.88%, 10/01/20	784,000	680,120

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	$343,000	$363,580
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	482,000	506,100
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	517,000	533,156
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	139,000	141,780
5.50%, 04/01/23	363,000	370,260
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	825,000	796,125
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(c)	1,020,000	1,040,400
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	496,000	529,480
Sr. Unsec. Gtd. Notes, 6.25%, 03/15/23	648,000	670,680
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(c)	604,000	632,690
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	274,000	276,740
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(c)	1,111,000	1,166,550
SandRidge Energy, Inc., Sec. Gtd. Second Lien Notes, 8.75%, 06/01/20(c)	205,000	204,231
Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	434,000	249,550
Sr. Unsec. Gtd.Global Notes, 8.13%, 10/15/22	221,000	127,075
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 01/01/23	174,000	181,830
Sr. Unsec. Notes, 6.13%, 11/15/22(c)	506,000	533,830
		11,953,815

Oil & Gas Storage & Transportation–4.26%

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	555,000	584,137
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.50%, 06/01/27	340,000	343,400
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 06/01/25	665,000	662,506
5.50%, 02/15/23	487,000	508,915
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	447,000	471,585

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Sabine Pass Liquefaction LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/23	$1,125,000	$1,150,312
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	370,000	419,025
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	505,000	460,813
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	971,000	1,019,550
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/23	49,000	49,980
Sr. Unsec. Notes, 4.88%, 03/15/24	249,000	252,891
		5,923,114

Packaged Foods & Meats–4.35%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(c)	1,700,000	1,768,000
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(c)	500,000	523,775
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(c)	855,000	919,125
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(c)	1,005,000	1,077,862
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	319,000	324,981
Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(c)	110,000	109,588
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(c)	106,000	111,300
6.63%, 08/15/22	447,000	484,995
Treehouse Foods Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 03/15/22	143,000	144,788
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	535,000	579,137
		6,043,551

Paper Packaging–0.38%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	35,000	36,400
4.88%, 11/15/22	477,000	494,291
		530,691

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Paper Products–1.00%

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	$354,000	$375,240
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	986,000	1,018,045
		1,393,285

Personal Products–0.20%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	267,000	279,015

Pharmaceuticals–4.65%

Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(c)	1,386,000	1,401,592
Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/01/25(c)	1,090,000	1,109,075
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/23(c)	153,000	156,443
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(c)	469,000	479,553
5.63%, 12/01/21(c)	1,136,000	1,182,860
5.88%, 05/15/23(c)	227,000	236,364
6.38%, 10/15/20(c)	886,000	946,912
7.50%, 07/15/21(c)	260,000	285,675
Sr. Unsec. Notes, 6.13%, 04/15/25(c)	634,000	663,322
		6,461,796

Real Estate Services–0.25%

Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	343,000	349,860

Regional Banks–0.64%

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	787,000	895,213

Renewable Electricity–0.39%

TerraForm Power Operating, LLC, Sr. Unsec. Gtd. Notes, 5.88%, 02/01/23(c)	522,000	542,880

Restaurants–2.10%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/22(c)	356,000	358,225
Sec. Gtd. Second Lien Notes, 6.00%, 04/01/22(c)	1,811,000	1,887,967
Carrols Restaurant Group, Inc., Sec. Second Lien Notes, 8.00%, 05/01/22(c)	635,000	674,688
		2,920,880

	Principal Amount	Value

Security & Alarm Services–0.23%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	$302,000	$326,160

Semiconductor Equipment–0.97%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	796,000	819,880
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(c)	509,000	533,178
		1,353,058

Semiconductors–1.06%

Freescale Semiconductor Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 01/15/22(c)	246,000	265,680
Micron Technology, Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 02/15/22	793,000	836,615
Sr. Unsec. Notes, 5.25%, 08/01/23(c)	375,000	375,938
		1,478,233

Specialized Consumer Services–0.73%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/27	982,000	1,009,005

Specialized Finance–3.24%

Aircastle Ltd., Sr. Unsec. Notes, 5.13%, 03/15/21	470,000	494,675
5.50%, 02/15/22	725,000	773,031
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	710,000	733,075
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	622,000	645,325
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	205,000	228,063
Sr. Unsec. Notes, 8.25%, 12/15/20	619,000	755,180
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(c)	830,000	871,500
		4,500,849

Specialized REIT’s–0.93%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	1,045,000	1,109,006
Sr. Unsec. Notes, 4.88%, 04/15/22	178,000	186,010
		1,295,016

Specialty Chemicals–0.69%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	940,000	956,450

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount	Value

Specialty Stores–0.78%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(c)	$1,017,000	$1,079,291

Steel–2.52%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	333,000	278,055
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.00%, 02/25/22	610,000	667,950
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/21	335,000	342,538
5.50%, 10/01/24	731,000	760,240
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(c)	994,000	1,027,547
7.38%, 02/01/20(c)	411,000	424,871
		3,501,201

Trading Companies & Distributors–1.37%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 5.00%, 10/01/21(c)	405,000	431,831
HD Supply, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 07/15/20	213,000	231,105
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/25	469,000	471,345
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	740,000	776,075
		1,910,356

Wireless Telecommunication Services–9.99%

Altice S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/22(c)	1,506,000	1,526,707
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(c)	225,000	233,861
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(c)	855,000	844,312
7.00%, 02/15/20(c)	235,000	244,400
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(c)	1,449,000	1,459,867
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	1,545,000	1,398,225
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	776,000	745,930
11.50%, 11/15/21	165,000	201,713

		Principal Amount	Value

Wireless Telecommunication Services–(continued)

Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/21		$570,000	$576,413
7.63%, 02/15/25		680,000	671,500
7.88%, 09/15/23		1,167,000	1,194,716
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.38%, 03/01/25		1,242,000	1,305,652
6.63%, 04/01/23		405,000	429,300
6.84%, 04/28/23		303,000	324,589
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/21(c)		1,964,000	2,065,598
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/20(c)		435,000	438,454
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/20(c)		200,000	213,250
			13,874,487
Total U.S. Dollar Denominated Bonds and Notes (Cost $173,831,952)			175,541,389

Non-U.S. Dollar Denominated Bonds & Notes–6.85%(g)

Aerospace & Defense–0.24%

TA MFG. Ltd., Sr. Unsec. Gtd. Notes, 3.63%, 04/15/23(c)	EUR	300,000	333,173

Auto Parts & Equipment–0.37%

Autodis S.A. (France), Sr. Sec. Gtd. First Lien Notes, 6.50%, 02/01/19(c)	EUR	440,000	507,482

Automobile Manufacturers–0.28%

Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 8.00%, 04/15/19(c)	EUR	350,000	394,976

Cable & Satellite–0.16%

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 4.88%, 01/15/27(c)	GBP	150,000	226,719

Casinos & Gaming–0.52%

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/18(c)	GBP	337,500	544,252
William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	115,000	177,535
			721,787

Construction & Engineering–0.43%

Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(c)	EUR	200,000	215,245

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Principal Amount		Value

Construction & Engineering–(continued)

REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 8.88%, 02/05/18(c)	EUR	325,000	$381,934
			597,179

Diversified Support Services–0.22%

AA Bond Co. Ltd. (United Kingdom), Sec. Second Lien Notes, 5.50%, 07/31/22(c)	GBP	200,000	311,248

Environmental & Facilities Services–0.27%

Waste Italia SpA (Italy), Sr. Sec. Gtd. First Lien Notes, 10.50%, 11/15/19(c)	EUR	375,000	376,854

Home Furnishings–0.26%

Magnolia BC S.A. (Luxembourg), REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/20(c)	EUR	300,000	356,673

Hotels, Resorts & Cruise Lines–0.54%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/21(c)	EUR	278,000	326,853
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	255,000	422,411
			749,264

Industrial Machinery–0.08%

SIG Combibloc Holdings S.C.A. (Luxembourg), Sr. Unsec. Bonds, 7.75%, 02/15/23(c)	EUR	100,000	117,117

Internet Software & Services–0.31%

United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(c)	EUR	360,000	424,884

Multi-Sector Holdings–1.26%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/19(c)	GBP	250,000	410,498
Novalis S.A.S. (France), Sr. Unsec. Gtd. Bonds, 3.00%, 04/30/22(c)	EUR	390,000	425,532
Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 9.00%, 08/01/18(c)	GBP	100,000	159,728
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/18(c)	GBP	471,000	752,320
			1,748,078

	Principal Amount		Value

Other Diversified Financial Services–1.45%

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.38%, 10/01/19(c)	GBP	555,000	$931,028
Financiere Gaillon 8 SAS (France), Sr. Sec. First Lien Notes, 7.00%, 09/30/19(c)	EUR	370,000	424,658
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.75%, 04/01/19(c)	GBP	400,000	664,133
			2,019,819

Packaged Foods & Meats–0.33%

Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/21(c)	GBP	300,000	457,404

Personal Products–0.13%

Ontex Group N.V. (Belgium), Sr. Sec. Gtd. Notes, 4.75%, 11/15/21(c)	EUR	150,000	177,313
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,008,084)			9,519,970

Variable Rate Senior Loan Interests–2.11%(h)

Application Software–0.34%

SS&C Technologies Holdings, Inc. Sr. Unsec. Gtd. Term Loan, 0.00%, 02/02/16 (i)		$465,000	465,000

Diversified Support Services–0.81%

Laureate Education, Inc. Sr. Sec. Gtd. Term Loan, 5.00%, 06/16/18		1,171,886	1,124,278

Health Care Facilities–0.48%

Tenet Healthcare Corp. Sr. Sec. Gtd. Bridge Term Loan, 0.00%, 06/16/16 (i)		501,375	501,375
Sr. Unsec. Bridge Term Loan, 0.00%, 06/16/16 (i)		167,125	167,125
			668,500

Other Diversified Financial Services–0.48%

Optimas OE Solutions Holding LLC, Sr. Sec. Gtd. Term Loan, 0.00%, 04/02/16 (i)		668,500	668,500
Total Variable Rate Senior Loan Interest (Cost $2,942,347)			2,926,278

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

	Shares	Value

Common Stocks & Other Equity Interests–0.65%

Apparel, Accessories & Luxury Goods–0.00%

HCI Direct, Inc. -Class A (j)	1,000	$0

Automobile Manufacturers–0.65%

General Motors Co. (k)	15,905	572,103
General Motors Co. -Wts. expiring 07/10/16(j)(k)	6,555	170,037
General Motors Co.-Wts. expiring 07/10/19(j)(k)	6,555	117,138
Motors Liquidation Co. GUC Trust	1,673	34,129
		893,407

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(e)(j)	9,308	3,351

Paper Products–0.00%

Verso Corp. (j)	3,471	2,811
Total Common Stocks & Other Equity Interests (Cost $902,757)		899,569

	Shares	Value

Money Market Funds–0.17%

Liquid Assets Portfolio –Institutional Class (l)	120,179	$120,179
Premier Portfolio –Institutional Class (l)	120,179	120,179
Total Money Market Funds (Cost $240,358)		240,358
TOTAL INVESTMENTS–136.12% (Cost $187,925,498)		189,127,564
OTHER ASSETS LESS LIABILITIES–(36.12)%		(50,185,385)
NET ASSETS–100.00%		$138,942,179

Investment Abbreviations:

Ctfs.	—Certificates
EUR	—Euro
GBP	—British Pound Sterling
Gtd.	—Guaranteed
PIK	—Payment-in-Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $89,508,085, which represented 64.42% of the Trust’s Net Assets.

(d)	All or a portion of this security is a Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	—%	8.50%
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. Global PIK Notes	6.00	8.00

(e)	Acquired as part of the Sino-Forest Corp. reorganization.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2015 represented less than 1% of the Trust’s Net Assets.

(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(i)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(j)	Non-income producing security.

(k)	Acquired as part of the General Motors reorganization.

(l)	The money market Trust and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco High Income Trust II

A.	Security Valuations- (continued)

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco High Income Trust II

E.	Foreign Currency Translations- (continued)

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

H.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors

Invesco High Income Trust II

market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,139,927	$—	$—	$1,139,927
Corporate Debt Securities	—	175,541,389	—	175,541,389
Foreign Debt Securities	—	9,519,970	—	9,519,970
Variable Rate Senior Loan Interests	—	2,926,278	—	2,926,278
	1,139,927	187,987,637	—	189,127,564
Forward Foreign Currency Contracts*	—	(133,514)	—	(133,514)
Total Investments	$1,139,927	$187,854,123	$—	$188,994,050

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
							Unrealized
Settlement Date		Contract to				Notional	Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)
6/12/2015	Citigroup Global Market Inc.	EUR	4,269,327	USD	4,630,233	$ 4,689,947	$(59,714)
6/12/2015	Citigroup Global Market Inc.	GBP	3,071,990	USD	4,626,785	4,694,992	(68,207)
6/12/2015	Goldman Sachs & Co.	GBP	280,651	USD	439,861	428,925	10,936
6/12/2015	Goldman Sachs & Co.	USD	731,832	EUR	654,536	719,022	(12,810)
6/12/2015	Goldman Sachs & Co.	USD	194,136	GBP	127,061	194,190	54
6/12/2015	State Street Global Markets LLC.	EUR	295,000	USD	320,291	324,064	(3,773)
Total open forward foreign currency contracts							$(133,514)

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar

NOTE 4 — Unfunded Loan Commitments

As of May 31, 2015, the Trust had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Optimas OE Solutions Holding LLC	Sr. Sec. Gtd. Term Loan	$668,500	$668,500
SS&C Technologies Holdings, Inc.	Sr. Unsec. Gtd. Term Loan	465,000	465,000
Tenet Healthcare Corp.	Sr. Sec. Gtd. Bridge Term Loan	501,375	501,375
Tenet Healthcare Corp.	Sr. Unsec. Bridge Term Loan	167,125	167,125
		$1,802,000	$1,802,000

Invesco High Income Trust II

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2015 was $50,524,098 and $47,384,602, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,874,805
Aggregate unrealized (depreciation) of investment securities	(2,341,968)
Net unrealized appreciation of investment securities	$532,837
Cost of investments for tax purposes is $188,594,727.

NOTE 6 — Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At May 31, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$668,500	$668,500
Citibank, N.A.	1,171,886	1,124,278
Morgan Stanley Senior Funding, Inc.	1,133,500	1,133,500
Total	$2,973,886	$2,926,278

Invesco High Income Trust II

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco High Income Trust II

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.